Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–92.18%
Australia–0.95%
Glencore PLC	62,115	$417,043
Belgium–0.46%
Anheuser-Busch InBev S.A./N.V.	3,355	201,958
Brazil–6.61%
Ambev S.A.	269,800	726,015
Banco Bradesco S.A., Preference Shares	218,200	602,637
NU Holdings Ltd., Class A(a)	58,175	270,514
Vale S.A., ADR	52,992	989,890
WEG S.A.	42,500	320,154
		2,909,210
Chile–0.27%
Banco Santander Chile	2,767,808	116,357
China–25.92%
BeiGene Ltd., ADR(a)(b)	1,621	414,976
Brii Biosciences Ltd.(a)	99,500	129,003
H World Group Ltd.	2,700	12,940
H World Group Ltd., ADR	37,648	1,787,527
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	74,800	362,045
Meituan, B Shares(a)(c)	26,800	597,069
NetEase, Inc., ADR(b)	12,940	1,146,613
New Horizon Health Ltd.(a)(c)	18,000	69,783
Pinduoduo, Inc., ADR(a)	5,456	534,579
Shenzhou International Group Holdings Ltd.	35,200	441,036
Silergy Corp.	20,000	407,601
Tencent Holdings Ltd.	22,000	1,072,290
Wuxi Biologics Cayman, Inc.(a)(c)	70,000	582,710
Yum China Holdings, Inc.	38,796	2,390,222
ZTO Express (Cayman), Inc.	51,350	1,464,977
		11,413,371
France–5.78%
Kering S.A.	211	131,726
L’Oreal S.A.	71	29,329
Pernod Ricard S.A.	9,501	1,965,819
TotalEnergies SE	6,739	418,676
		2,545,550
Hong Kong–2.94%
AIA Group Ltd.	70,000	790,476
Hong Kong Exchanges & Clearing Ltd.	1,200	53,935
Hongkong Land Holdings Ltd.	92,100	450,082
		1,294,493
India–16.59%
Havells India Ltd.	14,406	208,949
Housing Development Finance Corp. Ltd.	73,651	2,364,606
Infosys Ltd.	44,048	829,252
Kotak Mahindra Bank Ltd.	71,291	1,511,095
Shares		Value
India–(continued)
Oberoi Realty Ltd.	37,842	$380,827
Tata Consultancy Services Ltd.	44,367	1,828,684
Zee Entertainment Enterprises Ltd.	65,518	182,014
		7,305,427
Indonesia–0.65%
PT Bank Central Asia Tbk	505,000	286,201
Italy–1.54%
PRADA S.p.A.	106,500	679,765
Japan–0.31%
Daiichi Sankyo Co. Ltd.	4,400	138,282
Mexico–7.26%
America Movil S.A.B. de C.V., Class L, ADR(b)	30,236	632,839
Grupo Mexico S.A.B. de C.V., Class B	406,500	1,807,722
Wal-Mart de Mexico S.A.B. de C.V., Series V	192,300	753,249
		3,193,810
Peru–0.65%
Credicorp Ltd.	2,119	284,582
Philippines–0.97%
SM Investments Corp.	25,320	428,489
Russia–0.00%
Sberbank of Russia PJSC(d)	532,000	0
South Africa–0.85%
FirstRand Ltd.	100,982	374,805
South Korea–7.87%
LG Chem Ltd.	2,484	1,404,109
Samsung Biologics Co. Ltd.(a)(c)	1,053	681,312
Samsung Electronics Co. Ltd.	27,589	1,379,006
		3,464,427
Switzerland–3.08%
Cie Financiere Richemont S.A.	8,804	1,357,451
Taiwan–8.94%
MediaTek, Inc.	27,000	654,277
Taiwan Semiconductor Manufacturing Co. Ltd.	186,000	3,281,448
		3,935,725
United Arab Emirates–0.45%
Americana Restaurants International PLC	214,455	199,678
United Kingdom–0.09%
AstraZeneca PLC, ADR	594	38,830
Total Common Stocks & Other Equity Interests (Cost $37,278,811)		40,585,454
Money Market Funds–7.51%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f)	1,157,041	1,157,041
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(e)(f)	824,991	825,238

See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.30%(e)(f)	1,322,332	$1,322,332
Total Money Market Funds (Cost $3,304,611)		3,304,611
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.69% (Cost $40,583,422)		43,890,065
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.09%
Invesco Private Government Fund, 4.36%(e)(f)(g)	627,476	627,476
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.59%(e)(f)(g)	1,613,333	$1,613,818
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,241,321)		2,241,294
TOTAL INVESTMENTS IN SECURITIES—104.78% (Cost $42,824,743)		46,131,359
OTHER ASSETS LESS LIABILITIES–(4.78)%		(2,105,108)
NET ASSETS–100.00%		$44,026,251
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,930,874, which represented 4.39% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$354,701	$5,002,194	$(4,199,854)	$-	$-	$1,157,041	$4,150
Invesco Liquid Assets Portfolio, Institutional Class	248,560	3,572,995	(2,996,317)	(23)	23	825,238	5,368
Invesco Treasury Portfolio, Institutional Class	405,372	5,716,794	(4,799,834)	-	-	1,322,332	8,258
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	386,334	1,499,657	(1,258,515)	-	-	627,476	3,144*
Invesco Private Prime Fund	993,173	3,163,850	(2,543,441)	(35)	271	1,613,818	8,685*
Total	$2,388,140	$18,955,490	$(15,797,961)	$(58)	$294	$5,545,905	$29,605

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Emerging Markets Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$417,043	$—	$417,043
Belgium	—	201,958	—	201,958
Brazil	2,909,210	—	—	2,909,210
Chile	116,357	—	—	116,357
China	6,273,917	5,139,454	—	11,413,371
France	—	2,545,550	—	2,545,550
Hong Kong	—	1,294,493	—	1,294,493
India	—	7,305,427	—	7,305,427
Indonesia	—	286,201	—	286,201
Italy	—	679,765	—	679,765
Japan	—	138,282	—	138,282
Mexico	3,193,810	—	—	3,193,810
Peru	284,582	—	—	284,582
Philippines	—	428,489	—	428,489
Russia	—	—	0	0
South Africa	—	374,805	—	374,805
South Korea	—	3,464,427	—	3,464,427
Switzerland	—	1,357,451	—	1,357,451
Taiwan	—	3,935,725	—	3,935,725
United Arab Emirates	199,678	—	—	199,678
United Kingdom	38,830	—	—	38,830
Money Market Funds	3,304,611	2,241,294	—	5,545,905
Total Investments	$16,320,995	$29,810,364	$0	$46,131,359
Invesco Emerging Markets Select Equity Fund